Putnam RetirementReady 2020 Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam RetirementReady 2020 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[1]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Acquired fund fees and expenses	[2]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Total annual fund operating expenses		1.25%	2.00%	2.00%	1.75%	1.50%	1.00%
Expense reimbursement	[3]	(0.18%)	(0.18%)	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total annual fund operating expenses after expense reimbursement		1.07%	1.82%	1.82%	1.57%	1.32%	0.82%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[2]	Restated to reflect (1) current fees resulting from a change in the fund's and the underlying funds' investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam RetirementReady 2020 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	678	932	1,206	1,984
Class B	685	910	1,261	2,119
Class C	285	610	1,061	2,313
Class M	504	865	1,249	2,326
Class R	134	456	801	1,775
Class Y	84	300	535	1,208

Expense Example, No Redemption - Putnam RetirementReady 2020 Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	185	610	1,061	2,119
Class C	185	610	1,061	2,313